Offerings	Jul. 21, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	57,427
Proposed Maximum Offering Price per Unit	30.95
Maximum Aggregate Offering Price	$ 1,777,365.65
Fee Rate	0.01531%
Amount of Registration Fee	$ 272.11
Offering Note	Note 1(a): Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities to be offered or issued from stock splits, stock dividends or similar transactions.

Note 1(b): This Post-Effective Amendment No. 1 on Form S-3 to the Registration Statement on Form S-4 (File No. 333-287005) filed by the Registrant with the Securities and Exchange Commission (the “Commission”) on May 6, 2025, as amended on May 19, 2025, and declared effective by the Commission on May 21, 2025 (the “Form S-4”) registers 57,427 shares of the Registrant’s common stock, par value $0.0001 per share (the “Common Stock”), issuable with respect to certain options to purchase shares of iCAD, Inc.’s common stock, par value $0.01 per share, granted under the iCAD, Inc. 2016 Stock Incentive Plan, as amended, and the iCAD, Inc. 2012 Stock Incentive Plan, as amended by Amendment No. 1 (collectively, the “Plans”), which options were assumed by the Registrant pursuant to that certain Agreement and Plan of Merger, dated April 15, 2025, by and among the Registrant, Trio Merger Sub, Inc., a wholly-owned subsidiary of the Registrant and a Delaware corporation, and iCAD, Inc., a Delaware corporation, Merger Sub merged with and into iCAD, with iCAD surviving as a wholly-owned subsidiary of RadNet (the “Merger”) in connection with the consummation of the Merger.

Note 1(c): Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, the proposed maximum offering price per share was determined based on the weighted average exercise price of the options under the Plans.

Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	2,043,676
Maximum Aggregate Offering Price	$ 101,730,988.69
Amount of Registration Fee	$ 15,575.01
Offering Note	Note 2(a): The Registrant previously paid a registration fee of $15,575.01 in connection with the initial filing of the Form S-4 relating to shares of Common Stock issuable or expected to be issued by the Registrant in connection with the consummation of the Merger.

Note 2(b): Calculated pursuant to Rules 457(c) and 457(f)(1) promulgated under the Securities Act, and solely for the purpose of calculating the registration fee in connection with the initial filing of the Form S-4.